Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 1,600,143	$ 4,349,837	$ 14,590,566
Accounts receivable, net	2,015,045	2,213,040	2,888,879
Inventories, net	6,063,935	6,685,847	4,038,508
Prepaid and other current assets	832,188	1,029,548	1,292,570
Notes receivable	185,000	185,000	185,000
Total current assets	10,696,311	14,463,272	22,995,523
Property and equipment, net	597,964	791,155	952,128
Right of use asset	3,498,051	3,952,317	2,019,745
Intangible assets, net	9,242,659	11,507,653	13,565,494
Goodwill	21,679,411	23,179,411	64,867,282
Other assets	336,091	291,066	282,869
Total assets	46,050,487	54,184,874	104,683,041
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	2,125,689	1,845,135	2,526,829
Accrued expenses	1,650,609	1,680,706	1,901,641
Promissory note, net of debt discount	2,625,000	287,381
Contract liabilities	329,536	496,390	971,140
Current portion of liabilities related to acquisition agreements			10,061,501
Current portion of lease liabilities	840,535	628,113	1,235,977
Current portion of COVID loan	306,722	446,456	451,889
Total current liabilities	7,878,091	5,384,181	17,148,977
Long term portion of liabilities related to acquisition agreements			8,875,000
Long term portion of lease liabilities	2,756,056	3,161,703	942,404
Long term portion of COVID loan	509,184	446,813	808,021
Defined benefit plan obligation		106,163	331,726
Promissory note, net of debt discount	1,470,000	1,861,539
Total liabilities	12,613,331	10,960,399	28,106,128
COMMITMENTS AND CONTINGENCIES (SEE NOTE 14)
STOCKHOLDERS’ EQUITY:
Preferred Stock, Series F Convertible, $0.001 par value, 35,000 shares authorized, 5,863 shares issued and outstanding as of December 31, 2022, and no shares issued and outstanding as of December 31, 2021, respectively	6	6
Common Stock, $0.001 par value, 250,000,000 shares authorized, 88,466,613 and 75,314,988 shares issued and outstanding as of December 31, 2022, and 2021, respectively	117,880	88,467	75,315
Additional paid-in capital	167,523,676	154,679,363	127,626,536
Accumulated deficit	(134,374,548)	(111,553,444)	(51,054,344)
Accumulated other comprehensive income (loss)	170,142	10,083	(70,594)
Total stockholders’ equity	33,437,156	43,224,475	76,576,913
Total liabilities and stockholders’ equity	$ 46,050,487	$ 54,184,874	$ 104,683,041